Other financial liabilities (Details Textual) € in Thousands, Bs. in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands																	1 Months Ended															12 Months Ended
	Dec. 09, 2019	Oct. 15, 2019 CLP ($)	Jul. 03, 2019	May 31, 2019	May 23, 2019	Apr. 23, 2019 CLP ($)	Apr. 22, 2019 CLP ($)	Apr. 17, 2019 CLP ($)	Feb. 20, 2018	Jul. 27, 2017	Apr. 13, 2017 CLP ($)	Jul. 07, 2016 CLP ($)	Jul. 15, 2015 CLP ($)	Oct. 15, 2014 CLP ($)	Dec. 28, 2012 USD ($)	Oct. 18, 2004 CLF ( )	Jun. 18, 2018 CLP ($)	May 17, 2018 CLP ($)	Apr. 26, 2018 CLP ($)	Apr. 23, 2018 CLP ($)	Apr. 17, 2018 CLP ($)	Jan. 29, 2018 CLP ($)	May 26, 2017 USD ($)	Sep. 15, 2016 USD ($)	Aug. 25, 2016 CLP ($)	Apr. 20, 2016 CLP ($)	Jun. 17, 2015 CLP ($)	Apr. 20, 2015 USD ($)	Mar. 23, 2009 CLF ( )	Mar. 23, 2009 CLP ($)	Oct. 18, 2004 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018	Jul. 03, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Jul. 03, 2017 CLP ($)	Dec. 31, 2004 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 BOB (Bs.)	Apr. 23, 2019 USD ($)	Jul. 03, 2018 USD ($)	Jun. 22, 2018 CLP ($)	Jun. 18, 2018 USD ($)	May 14, 2018 CLP ($)	Apr. 23, 2018 USD ($)	Feb. 28, 2018 CLF ( )	Dec. 18, 2017 CLP ($)	Jul. 14, 2017 ARS ($)	Jul. 03, 2017 USD ($)	Jun. 26, 2017 CLP ($)	Jun. 17, 2015 USD ($)	Oct. 15, 2014 EUR (€)	Jun. 28, 2013 USD ($)	Jul. 27, 2012 CLP ($)	Jun. 28, 2007
Disclosure of other financial liabilities [Line Items]
Notional amount																																													$ 6,860,000						$ 68,877,500
Description of minimum equity requirement																																Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Borrowings, interest rate basis																																possible increase of 100 bps in variable interest rates
Borrowing costs incurred																															$ 897,857
Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure of other financial liabilities [Line Items]
Other liabilities																																			$ 10,403,632
Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																	4.27
Banco Mercantil Santa Cruz SA [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																											$ 6,180,400					$ 6,860,000
Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																	2.89
Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Non-current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral |																																							10,000
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																							$ 16,000,000
Borrowings, maturity										loan was renewed for 5 years, with maturity on July 27, 2022.
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate										4.68%																																													6.86%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Effective Interest Rate [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																																							7.17%
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																																	23.00%
Notional amount																								$ 183,330				$ 150,000
Borrowings, maturity																								September 15, 2019				April 20, 2018
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																			minimum Equity of 600 million of argentinean pesos
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																			Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity
Compania Industrial Cervecera S.A. [Member] | BBVA Bank French S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																												$ 90,000
Borrowings, maturity																	November 18, 2017
Compania Industrial Cervecera S.A. [Member] | Banco de Galicia y Buenos Aires S.A [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																	$ 91,660
Compania Industrial Cervecera S.A. [Member] | Banco Santander Rio [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																	$ 91,660
Compania Industrial Cervecera S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate															15.00%								20.00%
Notional amount															$ 140,000								$ 60,000					$ 24,000
Borrowings, maturity																							May 22, 2018					April 4, 2018
Loans received															$ 56,000
Borrowings, interest rate basis															floating rate BADLAR in pesos plus a fixed spread of 400 basis points													floating rate BADLAR in pesos plus a fixed spread of 500 basis points
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																															3.95%
Notional amount |																																															608,375
Gain loss on building portion not leased																																					$ 3,108,950
Deferred liability on building portion not leased																																					$ 2,276,677
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																																								7.07%
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																4.00%
Notional amount |																2,000,000
Borrowings, maturity																December 1, 2024
Description of minimum equity requirement																																			Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada, Embotelladoras Chilenas Unidas S.A. and Viña San Pedro Tarapacá S.A., except in the cases and under the terms established in the agreement.			To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada, Embotelladoras Chilenas Unidas S.A.
Description of finacial covenants																																			g. Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement. h. Neither sells nor transfer assets from the issuer and its subsidiaries representing over 25% of the assets total of the consolidated financial statements. As of December 31, 2019 , the Company was in compliance with the financial covenants required for this public issue.
Borrowings Term																													21 years
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																			Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																													4.25%
Notional amount |																													2,000
Borrowings, maturity																													maturity on March 15, 2030
Description of minimum equity requirement																																			Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																			To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.
Borrowing costs incurred																														$ 156,952
Description of production installed capacity in hectolitres for a year																																			Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																			Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Scotiabank Azul Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																						$ 60,000,000
Borrowings, maturity																						May 29, 2018
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount											$ 40,000
Borrowings, maturity											April 13, 2022
Description of minimum equity requirement																																			Maintain at the end of each semester a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																			To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.
Description of production installed capacity in hectolitres for a year																																Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year			Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year.
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																			Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Loans received																																																						$ 84,000
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																										$ 2,000
Borrowings, maturity																										April 20, 2017
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount								$ 1,000,000																								$ 10,000,000
Borrowings, maturity	December 9, 2025							April 16, 2021
Cerveceria Kunstmann S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount							$ 2,000,000
Borrowings, maturity							April 21, 2021
Cerveceria Kunstmann S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount													$ 4,000								$ 1,000
Borrowings, maturity													July 14, 2020								April 17, 2019
Cerveceria Kunstmann S.A. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																									$ 400	$ 2,000
Borrowings, maturity																									August 24, 2018	April 20, 2018
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																	$ 9,102,984										$ 6,177,081							$ 11,771,100								$ 15,000		$ 11,600								$ 7,871,500
Borrowings, maturity																	June 18, 2021										June 18, 2018							July 3, 2019
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Azul Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																		$ 4,500,000
Borrowings, maturity																																		December 3, 2018
Vina San Pedro Tarapaca S.A [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount						$ 910,986,360																										$ 11,771,100						$ 15,000,000			$ 14,000,000
Borrowings, maturity			July 2, 2020			April 22, 2022
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 9,206,290					$ 3,500	$ 6,277,920																$ 6,277,920										$ 8,000				$ 8,000			€ 380
Borrowings, maturity														October 15, 2019					May 25, 2018	April 23, 2019																July 3, 2018
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount												$ 7,271
Borrowings, maturity												July 3, 2017
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount		$ 10,664,833
Borrowings, maturity		April 10, 2020
Vina San Pedro Tarapaca S.A [Member] | Banco Consorcio [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																		$ 6,000,000
Borrowings, maturity																		July 3, 2018
CCU-Nestle Chile S.A. [Member] | Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750
Sociedad Vinsan Petro [Member] | Scotiabank Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																$ 7,847,400						10,000,000
Borrowings, maturity					May 20, 2020
Bebidas Bolivianas BBO S.A. [Member] | Banco Mercantil Santa Cruz SA [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount | Bs.																																								Bs. 34,300,000
Borrowings, maturity				April 8, 2029
Milotur S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																						$ 15,139
Borrowings, maturity									February 20, 2021